Disposal of a Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 10, 2012 One subsidiary of VIEs [Member]	Dec. 31, 2012 One subsidiary of VIEs [Member]	Sep. 30, 2013 One subsidiary of the Group [Member]	Dec. 31, 2013 One subsidiary of the Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of disposed equity interest				53.50%		47.80%
Cash consideration of equity interest disposed				$ 4,207
Ownership percentage before selling equity share						77.80%
Gain (Loss) on disposal of subsidiaries	$ (1,144)	$ 3,566	$ 0		$ 3,566		$ (1,144)
Ownership percentage after selling equity share						30.00%